IFRS 18 Presentation and Disclosure in Financial Statements - Nature under the requirements of IFRS 18 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of specified expenses by nature [line items]
Cost of sales	$ 10,633	$ 10,207	$ 8,268
Distribution expense	579	555	539
Research and development expense	14,232	13,583	10,935
Other operating income and expense	(381)	(252)	(1,340)
Employee benefits	14,548	13,709	12,335
Inventory write-downs/(reversals)	314	$ 664	$ 574
Expected IFRS 18 presentation | IFRS 18
Disclosure of attribution of specified expenses by nature [line items]
Cost of sales	10,624
Distribution expense	579
Research and development expense	14,232
Sales and marketing expense	12,529
General and administrative expense	7,404
Other operating income and expense	(394)
Depreciation	1,283
Amortisation	4,207
Net impairment charges	243
Employee benefits	14,738
Inventory write-downs/(reversals)	314
Total amount relating to operating category	(13,765)
Depreciation | Expected IFRS 18 presentation | IFRS 18
Disclosure of attribution of specified expenses by nature [line items]
Cost of sales	404
Distribution expense	6
Research and development expense	456
Sales and marketing expense	210
General and administrative expense	205
Other operating income and expense	2
Total amount relating to operating category	1,283
Amortisation | Expected IFRS 18 presentation | IFRS 18
Disclosure of attribution of specified expenses by nature [line items]
Cost of sales	86
Research and development expense	47
Sales and marketing expense	9
General and administrative expense	4,064
Other operating income and expense	1
Total amount relating to operating category	4,207
Net impairment charges | Expected IFRS 18 presentation | IFRS 18
Disclosure of attribution of specified expenses by nature [line items]
Cost of sales	3
Research and development expense	214
General and administrative expense	26
Total amount relating to operating category	243
Employee benefits | Expected IFRS 18 presentation | IFRS 18
Disclosure of attribution of specified expenses by nature [line items]
Cost of sales	1,633
Distribution expense	43
Research and development expense	4,879
Sales and marketing expense	6,346
General and administrative expense	1,759
Other operating income and expense	78
Total amount relating to operating category	14,738
Inventory write-downs/(reversals) | Expected IFRS 18 presentation | IFRS 18
Disclosure of attribution of specified expenses by nature [line items]
Cost of sales	314
Total amount relating to operating category	$ 314